UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
            --------------------------------------------------------------------
Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Chief Compliance Officer
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS             08/06/08
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     150
                                            ------------------------------
Form 13F Information Table Value Total:     $ 123,936
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                 June 30, 2008

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                     COM      002824100          16      300    SH         Sole                 300
ADOBE SYSTEMS INC                       COM      00724F101         351     8900    SH         Sole                8900
AFFYMETRIX INC COM                      COM      00826T108         829    80584    SH         Sole               80584
AFLAC INC COM                           COM      001055102        1038    16525    SH         Sole               16525
AKAMAI TECHNOLOGIES                     COM      00971T101         299     8600    SH         Sole                8600
ALBERTO-CULVER CO                       COM      013078100        1828    69600    SH         Sole               69600
ALTERA CORP                             COM      021441100         476    23000    SH         Sole               23000
AMDOCS LTD                              COM      G02602103         199     6775    SH         Sole                6775
AMERICAN INTL GROUP COM                 COM      026874107         411    15525    SH         Sole               15525
AMERICAN MEDICAL SYSTEMS HLDGS INC      COM      02744M108          57     3809    SH         Sole                3809
AMERIGROUP CORP COM                     COM      03073T102        2224   106925    SH         Sole              106925
AMGEN INC                               COM      031162100         401     8500    SH         Sole                8500
AMSURG CORP COM                         COM      03232P405        3178   130499    SH         Sole              130499
ANALOGIC CORP COM PAR $0.05             COM      032657207        2014    31925    SH         Sole               31925
APPLERA CORP COM AP BIO GRP             COM      038020103         100     3000    SH         Sole                3000
APPLIED MATLS INC COM                   COM      038222105        1106    57925    SH         Sole               57925
ARBITRON INC COM                        COM      03875Q108        2979    62712    SH         Sole               62712
ASPECT MEDICAL SYSTEMS, INC             COM      045235108           6     1000    SH         Sole                1000
ATHENAHEALTH INC                        COM      04685W103         234     7600    SH         Sole                7600
ATHEROS COMMUNICATIONS INC.             COM      04743P108         297     9900    SH         Sole                9900
AVERY DENNISON CORP                     COM      053611109          18      400    SH         Sole                 400
BANKATLANTIC BANCORP                    COM      065908501         341   193575    SH         Sole              193575
BARNES & NOBLE INC                      COM      067774109        1719    69204    SH         Sole               69204
BENCHMARK ELECTRONICS INC               COM      08160H101         681    41652    SH         Sole               41652
BIO-REFERENCE LAB                       COM      09057G602        2503   112211    SH         Sole              112211
BLACK BOX CORP                          COM      091826107        2261    83172    SH         Sole               83172
BOSTON PRIVT FINL HLDG COM              COM      101119105         771   135987    SH         Sole              135987
BROADCOM CORP.                          COM      111320107         161     5900    SH         Sole                5900
CABOT MICROELECTRONICS CORP             COM      12709P103        3362   101425    SH         Sole              101425
CACI INTERNATIONAL INC                  COM      127190304        3275    71550    SH         Sole               71550
CADENCE DESIGN SYSTEMS INC              COM      127387108          83     8200    SH         Sole                8200
CAMECO CP                               COM      13321L108        2838    66200    SH         Sole               66200
CARNIVAL CORP CLASS A                   COM      143658300         220     6675    SH         Sole                6675
CENTENE CORP DEL                        COM      15135B101        2601   154943    SH         Sole              154943
CHARLES RIVER LABORATORIES              COM      159864107         134     2100    SH         Sole                2100
CISCO SYS INC COM                       COM      17275R102         677    29125    SH         Sole               29125
CITIGROUP INC                           COM      172967101         308    18350    SH         Sole               18350
CITRIX SYS INC COM                      COM      177376100         771    26200    SH         Sole               26200
COCA COLA CO COM                        COM      191216100         485     9325    SH         Sole                9325
COLGATE PALMOLIVE CO COM                COM      194162103         879    12725    SH         Sole               12725
CORNING INC                             COM      219350105         258    11200    SH         Sole               11200
COVANCE INC COM                         COM      222816100         172     2000    SH         Sole                2000
CR BARD                                 COM      067383109         545     6200    SH         Sole                6200
CRA INTERNATIONAL, INC.                 COM      12618T105        1875    51866    SH         Sole               51866
CREE INC.                               COM      225447101        4319   189352    SH         Sole              189352
DAKTRONICS INC                          COM      234264109        4131   204800    SH         Sole              204800
DAVITA INC                              COM      23918K108          74     1400    SH         Sole                1400
DIALYSIS CORP OF AMERICA                COM      252529102         123    16900    SH         Sole               16900
DOLBY LABRATORIES INC                   COM      25659T107        1077    26732    SH         Sole               26732
DSP GROUP                               COM      23332B106         703   100483    SH         Sole              100483
EBAY INC                                COM      278642103         224     8200    SH         Sole                8200
ECLIPSYS CORP                           COM      278856109        1072    58409    SH         Sole               58409
ELECTRONIC ARTS INC                     COM      285512109         324     7300    SH         Sole                7300
EMC CORP                                COM      268648102         112     7600    SH         Sole                7600
ENERGIZER HOLDINGS INC                  COM      29266R108        1571    21500    SH         Sole               21500
ENERGY CONVERSION DEVICES               COM      292659109        2283    31000    SH         Sole               31000
ETHAN ALLEN INTERIORS COM               COM      297602104        1374    55859    SH         Sole               55859
EVERGREEN SOLAR INC                     COM      30033R108        1065   109900    SH         Sole              109900
EXPEDITORS INTL WASH INC                COM      302130109         228     5300    SH         Sole                5300
FIRST SOLAR INC                         COM      336433107         109      400    SH         Sole                 400
FORWARD AIR CORPORATION                 COM      349853101        2842    82132    SH         Sole               82132
FRESENIUS MEDICAL CARE                  COM      358029106         107     1950    SH         Sole                1950
GENERAL ELECTRIC COMPANY                COM      369604103         649    24300    SH         Sole               24300
GENTEX CORP COM                         COM      371901109         110     7600    SH         Sole                7600
GENTIVA HEALTH SERVICES                 COM      37247A102        2060   108125    SH         Sole              108125
GENZYME CORP                            COM      372917104          36      500    SH         Sole                 500
GEVITY HR INC                           COM      374393106         747   138809    SH         Sole              138809
GILEAD SCIENCES INC                     COM      375558103         275     5200    SH         Sole                5200
GOOGLE INC                              COM      38259P508         132      250    SH         Sole                 250
H & R BLOCK INC                         COM      093671105         462    21600    SH         Sole               21600
HARMAN INTERNATIONAL                    COM      413086109         298     7200    SH         Sole                7200
HSBC HOLDINGS PLC ADS                   COM      404280406         345     4500    SH         Sole                4500
ICU MEDICAL INC                         COM      44930G107        2206    96437    SH         Sole               96437
ILLUMINA INC                            COM      452327109        3306    37950    SH         Sole               37950
INNSUITES HOSPITALITY TR                COM      457919108           0       99    SH         Sole                  99
INTEL CORP COM                          COM      458140100         680    31660    SH         Sole               31660
INVENTIV HEALTH INC                     COM      46122E105        2315    83296    SH         Sole               83296
INVITROGEN CORPORATION                  COM      46185R100          79     2000    SH         Sole                2000
IXYS CORPORATION                        COM      46600W106        3490   292265    SH         Sole              292265
JABIL CIRCUIT INC                       COM      466313103          82     5000    SH         Sole                5000
JACK HENRY & ASSOCIATES INC             COM      426281101        2809   129800    SH         Sole              129800
JETBLUE AIRWAYS                         COM      477143101         427   114583    SH         Sole              114583
JOHNSON & JOHNSON COM                   COM      478160104         850    13217    SH         Sole               13217
JOHNSON CTLS INC COM                    COM      478366107         644    22450    SH         Sole               22450
KIMBERLY CLARK CORP COM                 COM      494368103         504     8425    SH         Sole                8425
LAM RESEARCH CORP COM                   COM      512807108         152     4200    SH         Sole                4200
LINEAR TECHNOLOGY CORP                  COM      535678106         183     5625    SH         Sole                5625
MANHATTAN ASSOCIATES INC                COM      562750109         149     6300    SH         Sole                6300
MAXIM INTEGRATED PRODS COM              COM      57772K101         191     9050    SH         Sole                9050
MCDONALDS CORP COM                      COM      580135101         543     9650    SH         Sole                9650
MEDCOHEALTH SOLUTIONS                   COM      58405U102         136     2882    SH         Sole                2882
MEDTRONIC INC                           COM      585055106         150     2900    SH         Sole                2900
MERCURY COMPUTER SYSTEMS INC            COM      589378108        1553   206279    SH         Sole              206279
MICROCHIP TECHNOLOGY INC                COM      595017104         308    10100    SH         Sole               10100
MICROSEMI CORP.                         COM      595137100         113     4500    SH         Sole                4500
MICROSOFT CORP COM                      COM      594918104        1164    42310    SH         Sole               42310
MKS INSTRUMENT INC COM                  COM      55306N104         186     8500    SH         Sole                8500
MONACO COACH CORP COM                   COM      60886R103         196    64550    SH         Sole               64550
NATIONAL INSTRS CORP COM                COM      636518102        1691    59619    SH         Sole               59619
NIGHTHAWK RADIOLOGY HOLDINGS INC        COM      65411N105         172    24250    SH         Sole               24250
NIKE INC                                COM      654106103          95     1600    SH         Sole                1600
NORTHERN TRUST CORP                     COM      665859104         365     5325    SH         Sole                5325
NOVELLUS                                COM      670008101         224    10550    SH         Sole               10550
OMNIVISION TECHNOLOGIES                 COM      682128103         898    74252    SH         Sole               74252
ORACLE CORP                             COM      68389X105         599    28500    SH         Sole               28500
PEPSICO INC                             COM      713448108         401     6300    SH         Sole                6300
PEREGRINE PHARMACEUTICALS               COM      713661106           1     2700    SH         Sole                2700
PHARMACEUTICAL PROD COM                 COM      717124101         240     5600    SH         Sole                5600
PHOTRONICS INC.                         COM      719405102         955   135680    SH         Sole              135680
PLEXUS CORP COM                         COM      729132100         973    35141    SH         Sole               35141
PROCTER GAMBLE CO                       COM      742718109         554     9117    SH         Sole                9117
PSS WORLD MEDICAL INC                   COM      69366A100         483    29618    SH         Sole               29618
QIAGEN NV                               COM      N72482107         219    10900    SH         Sole               10900
QUALITY SYSTEMS, INC                    COM      747582104         117     4000    SH         Sole                4000
RESMED INC                              COM      761152107         708    19800    SH         Sole               19800
SAIC, INC.                              COM      78390X101         185     8900    SH         Sole                8900
SANDISK CORP COM                        COM      80004C101         299    16000    SH         Sole               16000
SCHERING PLOUGH CORP COM                COM      806605101         888    45075    SH         Sole               45075
SEI INVESTMENTS COMPANY                 COM      784117103         202     8600    SH         Sole                8600
SEPRACOR INC                            COM      817315104         189     9500    SH         Sole                9500
SHIRE PLC                               COM      82481R106          93     1900    SH         Sole                1900
SHUFFLE MASTER INC                      COM      825549108         836   169168    SH         Sole              169168
SIGMA ALDRICH CORP COM                  COM      826552101         563    10450    SH         Sole               10450
SOUTHWEST AIRLINES                      COM      844741108         315    24125    SH         Sole               24125
STEINER LEISURE LIMITED                 COM      P8744Y102        2021    71282    SH         Sole               71282
SUNPOWER CORP - CLASS A                 COM      867652109         122     1700    SH         Sole                1700
TEVA PHARMACEUTICAL INDUSTRIES ADR      COM      881624209         206     4500    SH         Sole                4500
TIFFANY & CO NEW                        COM      886547108         604    14825    SH         Sole               14825
TOLL BROTHERS INC                       COM      889478103         148     7900    SH         Sole                7900
USEC INC.                               COM      90333E108         885   145500    SH         Sole              145500
UTI WORLDWIDE INC                       COM      G87210103        1815    91000    SH         Sole               91000
VARIAN MEDICAL SYSTEMS INC              COM      92220P105         477     9200    SH         Sole                9200
VARIAN SEMICONDUCTOR EQUIP              COM      922207105        3115    89456    SH         Sole               89456
WADDELL & REED FINL CL A                COM      930059100        3498    99925    SH         Sole               99925
WAL-MART STORES                         COM      931142103         371     6600    SH         Sole                6600
WCI CMNTYS INC COM                      COM      92923C104          20    13800    SH         Sole               13800
WEIGHT WATCHERS INTERNATIONAL           COM      948626106         766    21500    SH         Sole               21500
WRIGLEY WM JR CO COM                    COM      982526105        1049    13487    SH         Sole               13487
WYETH COM                               COM      983024100         772    16100    SH         Sole               16100
YAHOO! INC.                             COM      984332106         583    28200    SH         Sole               28200
YUM BRANDS                              COM      988498101         242     6900    SH         Sole                6900
ZIMMER HLDGS INC COM                    COM      98956P102         157     2300    SH         Sole                2300
ZOLL MEDICAL CORP                       COM      989922109         165     4900    SH         Sole                4900
ZOLTEK COMPANIES INC                    COM      98975W104          70     2900    SH         Sole                2900
ISHARES IBOXX H/Y CORP BOND             ETF      464288513          40      430    SH         Sole                 430
ISHARES LEHMAN AGG BOND FUND            ETF      464287226          66      655    SH         Sole                 655
ISHARES RUSSELL 1000 GROWTH             ETF      464287614         151     2740    SH         Sole                2740
ISHARES RUSSELL 1000 VALUE              ETF      464287598          33      480    SH         Sole                 480
ISHARES RUSSELL 2000 GROWTH             ETF      464287648          38      495    SH         Sole                 495
ISHARES RUSSELL 2000 VALUE              ETF      464287630           8      125    SH         Sole                 125